Equity Investments (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of TSYS Equity Investments	A summary of TSYS’ equity investments as of December 31 is as follows:

(in thousands)	2013	2012
CUP Data	$86,549	79,859
TSYS de México	7,584	7,905

Total	$94,133	87,764